FAIR VALUE MEASUREMENTS (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Bond [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Convertible Debt, Fair Value Disclosures	$ 19,824	$ 19,844
Convertible Debt	$ 19,932	$ 19,866
Hollysys Industrial Software [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Hollysys Industrial Software [Member] | Patents And Copyrights [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 2,071
Beijing Intelligent [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	40.00%